SHARE-BASED COMPENSATION (Details Narrative) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) ¥ / shares shares	Jun. 30, 2025 CNY (¥) $ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2026 CNY (¥) shares	Nov. 30, 2020 CNY (¥)	Sep. 17, 2015 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share options granted to employees under stock incentive plans	1,210,000	1,210,000	780,000	780,000
Weighted average grant date fair value of options granted | (per share)	$ 1.01	¥ 6.96	$ 0.45	¥ 3.08
Unrecognized compensation expenses related to options	$ 3,485	¥ 3,485	$ 40,415	¥ 40,415	¥ 24,023
Guangdong Lizi Technology Company Limited [Member] | Sunglow Wealth H K Limited [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity interests						1.00%
Equity investments amount | ¥						¥ 175
2015 Share Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares issued under share incentive plan							12,727,272
2018 Share Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares issued under share incentive plan	34,186,675	34,186,675			34,186,675
Number of share options granted to employees under stock incentive plans	1,210,000	1,210,000	780,000	780,000
2018 Share Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share options vested percentage	40.00%	40.00%	40.00%	40.00%
2018 Share Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share options vested percentage	60.00%	60.00%	60.00%	60.00%